CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 3,608	$ 50,835
Accounts Receivable, net	63,738	450,142
Inventory, net	281,203	290,034
Employee Advances	27,140
Notes Receivable - Related Parties	959,449	13,782
Accrued Interest - Related Parties	122,090	45,299
Deferred Loan Costs	41,742	89,170
Prepaid and Other Assets	100,214	107,150
Total Current Assets	1,589,184	1,046,412
LONG-TERM ASSETS:
Property and Equipment, net		806
Intangible Assets, net	432,675	4,110,859
Deferred Loan Costs	26,090
Other Assets	27,137
Note Receivable	1,750,000	1,500,000
Accrued Interest	7,431	125,250
Total Long-Term Assets	2,243,333	5,736,915
TOTAL ASSETS	3,832,517	6,783,327
CURRENT LIABILITIES:
Accounts Payable	4,804	321,352
Accrued Royalties	428,238	428,238
Accrued Liabilities	411,686	458,218
Accrued Interest - Related Parties	2,137	101,815
Accrued Interest	60,261	23,945
Derivative Liabilities	5,417,525	2,310,983
Notes Payable - Related Parties	500,000	1,818,561
Notes Payable, net of discount	58,189	327,060
Total Current Liabilities	6,882,840	5,790,172
LONG-TERM LIABILITIES
Notes Payable, net of discount	275,041
Debentures, net of discount	534,651	435,346
Total Long-Term Liabilities	809,692	435,346
TOTAL LIABILITIES	7,692,532	6,225,518
STOCKHOLDERS' EQUITY (DEFICIT)
Series A Preferred Stock, $10 par value, 5,000,000 shares authorized; 0 issued and outstanding
Series B Preferred Stock, $10 par value, 75,000 shares authorized; 0 issued and outstanding
Common Stock: $.001 par value; 100,000,000 shares authorized; 58,754,110 issued and 58,750,021 outstanding as of December 31, 2011 and 41,316,930 issued and 41,312,841 outstanding as of December 31, 2010	58,754	41,317
Additional Paid-in Capital	33,265,232	25,251,751
Stock Subscription Receivable		(292,074)
Treasury Stock	(12,039)	(12,039)
Accumulated Deficit	(37,171,962)	(24,431,146)
Total Stockholders' Equity (Deficit)	(3,860,015)	557,809
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,832,517	$ 6,783,327